Trade and other payables - Put Option Liability (Details)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Minimum
Trade and other payables
Cash flow period for all non-current liabilities		1 year
Maximum
Trade and other payables
Cash flow period for all non-current liabilities		5 years
PCI India
Trade and other payables
Percentage of share capital acquired through exercise of option by seller		8.00%
Proportion of ownership interest in subsidiary	73.00%